INCOME TAXES - 10-K - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax provision	$ (31,463,000)	$ 1,253,000	$ (26,876,000)	$ 1,788,000	$ 2,177,000	$ 102,000
Decrease in deferred tax assets valuation allowance					1,500,000
Deferred tax assets valuation allowance					69,608,000	71,129,000
Net operating losses					221,900,000	176,600,000
Tax credit carryforwards					5,700,000	200,000
Unrecognized tax benefits					3,045,000	104,000	$ 104,000
Unrecognized tax benefits that would impact the effective tax rate					$ 0	$ 0